Summary Of Significant Accounting Policies - Summary of Impact of Changes to Total Assets Under Classification and Measurement of Financial Assets and Impairment (Parenthetical) (Detail) ¥ in Millions	Apr. 01, 2018 JPY (¥)
Fixed Rate of Instruments [abstract]
Fair value of instruments	¥ 4,586,730